UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

Waddell & Reed InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	1,726	$11,151
Waddell & Reed Advisors Cash Management, Class A	5,579	5,579
Waddell & Reed Advisors Global Bond Fund, Class Y	1,402	5,440
Waddell & Reed Advisors Government Securities Fund, Class Y	1,906	11,227
Waddell & Reed Advisors International Growth Fund, Class Y	2,562	21,213
Waddell & Reed Advisors New Concepts Fund, Class Y	1,500	15,641
Waddell & Reed Advisors Small Cap Fund, Class Y (A)	1,106	15,652
Waddell & Reed Advisors Vanguard Fund, Class Y	2,725	20,925

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$106,828
(Cost: $114,563)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (B)	$155	$155

(Cost: $155)

TOTAL INVESTMENT SECURITIES – 100.1%		$106,983
(Cost: $114,718)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(174)

NET ASSETS – 100.0%		$106,809

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$106,828	$—	$—
Short-Term Securities	—	155	—
Total	$106,828	$155	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$114,728

Gross unrealized appreciation	47
Gross unrealized depreciation	(7,792)

Net unrealized depreciation	$ (7,745)

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	2,394	$15,463
Waddell & Reed Advisors Cash Management, Class A	5,154	5,154
Waddell & Reed Advisors Core Investment Fund, Class Y	3,617	19,568
Waddell & Reed Advisors Global Bond Fund, Class Y	2,591	10,052
Waddell & Reed Advisors Government Securities Fund, Class Y	1,763	10,382
Waddell & Reed Advisors International Growth Fund, Class Y	1,183	9,799
Waddell & Reed Advisors New Concepts Fund, Class Y	1,385	14,450
Waddell & Reed Advisors Vanguard Fund, Class Y	1,888	14,499

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$99,367
(Cost: $106,627)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation,
0.113%, 10–3–11 (A)	$59	$59

(Cost: $59)

TOTAL INVESTMENT SECURITIES – 100.1%		$99,426
(Cost: $106,686)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(72)

NET ASSETS – 100.0%		$99,354

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$99,367	$—	$—
Short-Term Securities	—	59	—
Total	$99,367	$59	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$106,690

Gross unrealized appreciation	296
Gross unrealized depreciation	(7,560)

Net unrealized depreciation	$ (7,264)

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	SEPTEMBER 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	4,168	$26,925
Waddell & Reed Advisors Cash Management, Class A	3,368	3,368
Waddell & Reed Advisors Global Bond Fund, Class Y	6,771	26,271
Waddell & Reed Advisors Government Securities Fund, Class Y	575	3,389
Waddell & Reed Advisors High Income Fund, Class Y	1,002	6,622

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$66,575
(Cost: $66,991)

SHORT-TERM SECURITIES – 0.5%	Principal
Master Note
Toyota Motor Credit Corporation, 0.113%, 10–3–11 (A)	$346	$346

(Cost: $346)

TOTAL INVESTMENT SECURITIES – 100.4%		$66,921
(Cost: $67,337)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(264)

NET ASSETS – 100.0%		$66,657

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$66,575	$—	$—
Short-Term Securities	—	346	—
Total	$66,575	$346	$—

There were no significant transfers between any levels during the period ended September 30, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$67,337

Gross unrealized appreciation	1,233
Gross unrealized depreciation	(1,649)

Net unrealized depreciation	$(416)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 21, 2011

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 21, 2011